SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	3 Months Ended
Jun. 30, 2017 USD ($)
Subsequent Event [Line Items]
Estimated Cash Proceeds To Operating Partnership	$ 4,383,735
Estimated Gain On The Sale Of The Operating Partnerships	$ 4,334,997